DEBT - Contractual Undiscounted Cash Flows (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 2,582,604	€ 2,904,188
As reported at December 31, 2023 (*)	2,477,186	2,811,779	€ 2,630,011
Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	788,112	1,019,368
As reported at December 31, 2023 (*)	740,873	979,393
Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	944,493	434,535
Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	367,577	972,852
Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	482,422	477,433
As reported at December 31, 2023 (*)		2,811,779
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	1,210,999	1,132,167
As reported at December 31, 2023 (*)	1,166,473	1,105,425	900,213
Asset-backed financing (Securitizations) | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	542,960	439,919
As reported at December 31, 2023 (*)	514,597	422,736
Asset-backed financing (Securitizations) | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	390,256	408,462
Asset-backed financing (Securitizations) | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	277,783	283,786
Asset-backed financing (Securitizations) | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2023 (*)		1,105,425
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	945,289	1,548,600
As reported at December 31, 2023 (*)	903,673	1,490,319	1,487,110
Bonds and notes | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	11,714	400,475
As reported at December 31, 2023 (*)	0	394,628
Bonds and notes | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	458,619	14,700
Bonds and notes | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	14,850	668,777
Bonds and notes | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	460,106	464,648
As reported at December 31, 2023 (*)		1,490,319
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	302,301	117,349
As reported at December 31, 2023 (*)	290,930	113,165	154,419
Total borrowings from banks and other financial institutions | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	172,441	117,349
As reported at December 31, 2023 (*)	166,763	100,665
Total borrowings from banks and other financial institutions | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	83,047	0
Total borrowings from banks and other financial institutions | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	46,813	0
Total borrowings from banks and other financial institutions | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
As reported at December 31, 2023 (*)		113,165
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	80,952	60,625
As reported at December 31, 2023 (*)	73,047	57,423	56,210
Lease liabilities | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	17,934	16,178
As reported at December 31, 2023 (*)	16,450	15,917
Lease liabilities | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	12,571	11,373
Lease liabilities | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	28,131	20,289
Lease liabilities | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	22,316	12,785
As reported at December 31, 2023 (*)		57,423
Other debt
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	43,063	45,447
As reported at December 31, 2023 (*)	43,063	45,447	€ 32,059
Other debt | Due within one year
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	43,063	45,447
As reported at December 31, 2023 (*)	43,063	45,447
Other debt | Due between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	0	0
Other debt | Due over 5 years
Disclosure of detailed information about borrowings [line items]
Total contractual cash flows	€ 0	0
As reported at December 31, 2023 (*)		€ 45,447